RELATED PARTY TRANSACTIONS - Transactions with TCCC (Details) - TCCC - Entities with joint control or significant influence over entity - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amounts affecting revenue:
Fountain syrup and packaged product sales	€ 61	€ 44	€ 13
Amounts affecting cost of sales:
Purchases of concentrate, syrup, mineral water and juice	(3,112)	(2,460)	(1,777)
Purchases of finished products	(30)	(31)	(36)
Marketing support funding earned	313	264	181
Total amounts affecting cost of sales	(2,829)	(2,227)	(1,632)
Amounts affecting operating expenses:
Other operating credits	10	9	8
Other operating expenses	(11)	(8)	(4)
Total amounts affecting operating expenses	(1)	1	4
Total net amount affecting the Consolidated Income Statement	(2,769)	(2,182)	€ (1,615)
Amounts due from	71	91
Amounts payable	€ 162	€ 154